Deferred Tax Assets/Liabilities - Summary of Deferred Tax Assets (Liabilities) (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Disclosure Of Detailed Information About Deferred Tax Assets (Liabilities) [Line Items]
Deferred tax assets	$ 1,437	$ 1,943	$ 1,580
Deferred tax liabilities	$ (1,115)	(1,507)	(129)
Total		$ 436	$ 1,451